Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Carrying Values and Estimated Values of Financial Instruments
The carrying values and estimated fair values of our financial instruments at June 30, 2019 and December 31, 2018 are as follows:

		June 30, 2019		December 31, 2018
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-Derivatives:
Cash and cash equivalents	Level 1	139,834	139,834	217,835	217,835
Restricted cash and short-term deposits	Level 1	405,586	405,586	486,426	486,426
Current portion of long-term debt and short-term debt (1)(2)	Level 2	(806,999)	(906,999)	(732,184)	(732,184)
Long-term debt - convertible bonds (2)	Level 2	(360,665)	(372,651)	(353,661)	(373,029)
Long-term debt (2)	Level 2	(1,312,864)	(1,212,864)	(1,496,351)	(1,496,351)

Derivatives:
Oil derivative instrument(3)(6)	Level 2	85,572	85,572	84,730	84,730
Interest rate swaps asset (3)(4)	Level 2	1,928	1,928	10,770	10,770
Interest rate swaps liability (3)(4)	Level 2	(3,384)	(3,384)	—	—
Foreign exchange swaps asset (3)	Level 2	92	92	—	—
Foreign exchange swaps liability (3)	Level 2	(1,094)	(1,094)	(1,322)	(1,322)
Total return equity swap liability (3)(4)(5)	Level 2	(83,410)	(83,410)	(70,804)	(70,804)

(1) The carrying amounts of our short-term debt approximate their fair values because of the near term maturity of these instruments.
(2) Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table above are gross of the deferred finance charges amounting to $13.0 million and $16.8 million at June 30, 2019 and December 31, 2018, respectively.
(3) Derivative liabilities are captured within other current liabilities and derivative assets are generally captured within other current assets and non-current assets on the balance sheet.
(4) The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties.
(5) The fair value of total return equity swaps is calculated using the closing prices of the underlying listed shares, dividends paid since inception and the interest rate charged by the counterparty.
(6) The fair value of the oil derivative instrument was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the LTA. Significant inputs used in the valuation of the oil derivative include management’s estimate of an appropriate discount rate and the length of time to blend the long and short-term oil prices obtained from quoted prices in active markets.

Schedule of Designated Cash Flow Hedges
As of June 30, 2019, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	950,000	2019 to 2025	1.28% to 2.37%

Offsetting Assets	However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of June 30, 2019 and December 31, 2018 would be adjusted as detailed in the following table:

	June 30, 2019			December 31, 2018
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	1,928	(917)	1,011	10,770	—	10,770
Total liability derivatives	(3,384)	917	(2,467)	—	—	—

Offsetting Liabilities	However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of June 30, 2019 and December 31, 2018 would be adjusted as detailed in the following table:

	June 30, 2019			December 31, 2018
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	1,928	(917)	1,011	10,770	—	10,770
Total liability derivatives	(3,384)	917	(2,467)	—	—	—